Cost of services (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost of services
Wages and salaries	$ 231,753	$ 219,890	$ 203,912
Maintenance	152,583	184,246	157,740
Security and insurance	170,549	176,197	167,678
Utilities (electric, cleaning and water)	210,158	189,238	158,956
Building lease	44,359	45,181	41,031
Allowance for doubtful accounts	(5,960)	(10,561)	749
Cost of hotel service	65,853	65,034	58,607
Employee statutory profit sharing	1,099	1,568	2,121
Equipment lease, fees and others	107,502	110,272	109,347
Cost of services	$ 977,896	$ 981,065	$ 900,141